CORPORATE INCOME TAX - Major components of tax expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Income taxes
Current income tax expense	₫ 111,426	$ 4,668,859		₫ 58,701
Deferred income tax expenses	(22,294)	(934,174)	₫ 946,738	150,536
Income tax expense reported in the consolidated statement of operations	₫ 89,132	$ 3,734,685	₫ 946,738	₫ 209,237